Taxation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Loss	¥ 45,422,967
Tax losses	1,234,180
Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Amount	¥ 536,974
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.50%
Tax losses	¥ 671,655
United States [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	27.98%	27.98%	27.98%
Tax losses	¥ 562,525
PRC [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%
Preferential income tax rate	25.00%
Withholding tax rate	10.00%
Effective income tax rate reconciliation, tax credit, research, percent	75.00%
PRC [Member] | HNTE [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%
Preferential income tax rate	15.00%
PRC [Member] | Beneficial Owner [Member]
Operating Loss Carryforwards [Line Items]
Withholding tax rate	5.00%
Hong Kong and Others [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	¥ 1,234,180